SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
CI has two reportable segments: asset management and wealth management (formerly asset management and asset administration). These segments reflect CI’s internal financial reporting, performance measurement and strategic priorities. Prior year has been recast for comparative purposes.
The asset management segment includes the operating results and financial position of CI Investments, GSFM and Marret Asset Management Inc., which derive their revenues principally from the fees earned on the management of several families of mutual funds, segregated funds and exchange-traded funds. The operating results of of CI Private Counsel LP are now included in the wealth management segment.
The wealth management segment includes the operating results and financial position of CI Private Counsel LP, the U.S. RIAs, Aligned, CI Investment Services, Wealthbar and AWM and its subsidiaries, including Assante Capital Management Ltd. and Assante Financial Management Ltd. These companies derive their revenues principally from commissions and fees earned on the sale of mutual funds and other financial products, and ongoing service to clients.
Segmented information as at and for the year ended December 31, 2020 is as follows:

	Asset management	Wealth management	Intersegment eliminations	Total
	$	$	$	$
Management fees	1,650,076	—	(14,303)	1,635,773
Administration fees	—	530,058	(165,650)	364,408
Other income	(4,555)	54,830	—	50,275
Total revenue	1,645,521	584,888	(179,953)	2,050,456

Selling, general and administrative	325,245	138,805	(14,611)	449,439
Trailer fees	538,409	—	(28,965)	509,444
Advisor and dealer fees	—	389,264	(135,888)	253,376
Deferred sales commissions	7,981	—	(489)	7,492
Amortization and depreciation	24,714	18,800	—	43,514
Other expenses	66,848	12,156	—	79,004
Total expenses	963,197	559,025	(179,953)	1,342,269

Income before income taxes and non-segmented items	682,324	25,863	—	708,187
Interest and lease finance				(65,440)
Provision for income taxes				(167,201)
Net income for the year				475,546

Identifiable assets	1,293,057	1,234,206	—	2,527,263
Indefinite life intangibles
Goodwill	1,311,873	741,799	—	2,053,672
Fund contracts	1,778,901	—	—	1,778,901
Total assets	4,383,831	1,976,005	—	6,359,836
Segmented information as at and for the year ended December 31, 2019 is as follows:

	Asset management	Wealth management	Intersegment eliminations	Total
	$	$	$	$
Management fees	1,802,257	—	(13,157)	1,789,100
Administration fees	—	457,501	(165,000)	292,501
Other income	4,001	36,864	—	40,865
Total revenue	1,806,258	494,365	(178,157)	2,122,466

Selling, general and administrative	370,638	131,791	(13,157)	489,272
Trailer fees	583,683	—	(28,516)	555,167
Advisor and dealer fees	—	342,072	(135,771)	206,301
Deferred sales commissions	13,527	—	(713)	12,814
Amortization and depreciation	21,785	11,106	—	32,891
Other expenses	38,693	5,101	—	43,794
Total expenses	1,028,326	490,070	(178,157)	1,340,239

Income before income taxes and non-segmented items	777,932	4,295	—	782,227
Interest				(55,422)
Provision for income taxes				(189,281)
Net income for the year				537,524

Identifiable assets	463,377	593,199	—	1,056,576
Indefinite life intangibles
Goodwill	1,309,008	222,265	—	1,531,273
Fund contracts	1,779,957	—	—	1,779,957
Total assets	3,552,342	815,464	—	4,367,806